ACQUISITIONS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONSIn the first half of 2026, ArcelorMittal completed the measurement of the acquisition-date fair value of identifiable assets and liabilities of ArcelorMittal Calvert LLC, the flat steel processing facility based in Calvert, Alabama (United States) with respect to the acquisition of the remaining 50% interest held by Nippon Steel Corporation. No measurement period adjustment was recognized.